Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document type	11-K
Entity registrant name	VALERO ENERGY CORP/TX
Amendment flag	false
Entity central index key	0001035002
EBP 002 [Member]
Document Information [Line Items]
Document type	11-K
Entity registrant name	VALERO ENERGY CORP/TX
Amendment flag	false
Entity central index key	0001035002